Dividend	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Dividend
32.	Dividend
The dividends paid by the Group in 2022, 2021 and 2020 were
￦
450,394
 million (
￦
1,910
 per share),
￦
326,487
 million (
￦
1,350
 per share),
￦
269,659
 million (
￦
1,100
 per share), respectively. A dividend in respect of the year ended December 31, 2022, of
￦
1,960
 per share, amounting to a total dividend of
￦
501,844
 million, was approved at the shareholders’ meeting on March 31, 2023.